Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	₺ (555,062)	₺ (406,905)
IFRS 9 and 15 effects	(141,213)
Income statement charge	159,472	(133,791)
Tax charge relating to components of other comprehensive income	(157,203)	(6,449)
Prior year corporate tax base differences	(8,608)	(2,729)
Exchange differences	(7,014)	(5,188)
Closing balance, net	₺ (709,628)	₺ (555,062)